CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (21,853,475)	$ (2,792,114)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,669,823	7,457,525
Deferred rent payable	690,608	(1,053,685)
Deferred taxes	116,688	(273,584)
Accrued interest on member loans		281,180
(Income) loss on equity method investments	(948,852)	77,361
Impairment		5,133,552
Loss on disposal of assets		34,508
Derivative expense	10,095,000
Issuance of stock-based compensation	55,546
Issuance of restricted stock	294,994
Control premium	5,000,000
Changes in operating assets and liabilities:
Accounts receivable	470,179	(1,099,712)
Inventory	387,789	(195,357)
Prepaid expenses and other current assets	(520,065)	(201,040)
Security deposits	(9,900)	(198,499)
Other assets	(441,479)	(625,940)
Accounts payable	(1,699,823)	1,062,959
Accrued expenses	723,076	220,199
Deferred revenue	(20,001)	(46,885)
Net cash (used in) provided by operating activities	(5,989,892)	7,780,468
Investing activities:
Purchase of property and equipment	(1,446,319)	(7,225,640)
Purchase of minority interests	(5,662,000)
Investment	343,363	(179,613)
Due from related parties	(683,896)	696,450
Net cash used in investing activities	(7,448,852)	(6,708,803)
Financing activities:
Cash overdraft	(318,198)	441,014
Proceeds from line of credit	7,175,000	3,650,000
Repayment of line of credit	(5,335,913)	(2,422,222)
Repayment of notes payable	(320,000)	(20,000)
Repayment of capital lease		(45,259)
Proceeds from member loans	578,915	1,546,222
Repayment of member loans	(5,606,528)	(1,342,253)
Issuance of restricted stock	6
Contributions from members	520,000	1,629,504
Proceeds from merger	15,453,217
Proceeds from equity offering, net of issuance costs	13,251,514
Distributions to members	(1,383,407)	(5,189,593)
Net cash provided by (used in) financing activities	24,014,606	(1,752,587)
Effect of exchange rate changes on cash	61,494	(12,092)
Net increase (decrease) in cash	10,637,356	(693,014)
Cash and cash equivalents, beginning of year	1,043,730	1,736,744
Cash and cash equivalents, end of year	11,681,086	1,043,730
Supplemental disclosure of cash flow data:
Interest paid	2,040,567	213,375
Income taxes paid	$ 685,421	$ 83,255